Other interim disclosures (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of other interim disclosures [abstract]
Disclosure of impairment loss and reversal of impairment loss [text block]
(USD millions)	Q2 2025	Q2 2024	H1 2025	H1 2024

Property, plant and equipment impairment charges	-4	-9	-6	-10

Property, plant and equipment depreciation charge	-241	-219	-456	-437

Right-of-use assets depreciation charge	-68	-61	-133	-124

Intangible assets impairment charges	-92	-37	-94	-194

Intangible assets amortization charge	-851	-836	-1 721	-1 711

Disclosure of additions excluding the impact of business acquisitions [table text block]
(USD millions)	Q2 2025	Q2 2024	H1 2025	H1 2024

Additions to property, plant and equipment	353	283	563	506

Additions to right-of-use assets	89	69	145	97

Additions to intangible assets other than goodwill	1 862	512	3 041	1 175

Research and development commitments [table text block]
(USD millions)	Jun 30, 2025

2025	136

2026	469

2027	761

2028	1 027

2029	759

2030	961

Thereafter	10 123

Total	14 236